Research and Development (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Research and Development [Abstract]
Research and development costs	$ 403,085	$ 410,132	$ 406,613
Costs incurred in connection with research and development contracts	$ 57,799	$ 55,916	$ 58,916